Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2040 Fund
December 31, 2023
AFF40-NPRT3-0224
1.811338.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.4% 1/25/24 to 3/21/24 (b) (Cost $4,501,119)	4,520,000	4,501,906

Domestic Equity Funds - 46.8%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	11,449,810	177,701,048
Fidelity Advisor Series Growth Opportunities Fund (c)	9,785,829	125,552,181
Fidelity Advisor Series Small Cap Fund (c)	5,349,609	64,944,249
Fidelity Series All-Sector Equity Fund (c)	5,470,947	58,922,100
Fidelity Series Commodity Strategy Fund (c)	183,663	17,012,707
Fidelity Series Large Cap Stock Fund (c)	12,236,182	239,094,998
Fidelity Series Large Cap Value Index Fund (c)	1,599,079	23,538,444
Fidelity Series Opportunistic Insights Fund (c)	7,443,956	140,393,006
Fidelity Series Small Cap Core Fund (c)	42,121	473,859
Fidelity Series Small Cap Opportunities Fund (c)	6,031,785	83,841,818
Fidelity Series Stock Selector Large Cap Value Fund (c)	10,631,490	138,847,255
Fidelity Series Value Discovery Fund (c)	9,501,409	141,380,972
TOTAL DOMESTIC EQUITY FUNDS (Cost $902,424,695)		1,211,702,637

International Equity Funds - 39.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,662,184	68,487,481
Fidelity Series Emerging Markets Fund (c)	7,981,522	67,523,678
Fidelity Series Emerging Markets Opportunities Fund (c)	15,638,121	271,008,636
Fidelity Series International Growth Fund (c)	11,334,720	194,163,748
Fidelity Series International Small Cap Fund (c)	2,401,762	40,733,882
Fidelity Series International Value Fund (c)	16,565,717	193,321,920
Fidelity Series Overseas Fund (c)	14,934,772	193,703,987
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $831,914,437)		1,028,943,332

Bond Funds - 11.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	264,801	2,028,374
Fidelity Series Emerging Markets Debt Fund (c)	1,665,675	12,908,985
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	449,279	4,209,740
Fidelity Series Floating Rate High Income Fund (c)	251,957	2,275,172
Fidelity Series High Income Fund (c)	1,562,922	13,144,173
Fidelity Series International Credit Fund (c)	145,573	1,161,672
Fidelity Series International Developed Markets Bond Index Fund (c)	2,145,737	18,753,741
Fidelity Series Investment Grade Bond Fund (c)	10,142,465	102,438,900
Fidelity Series Long-Term Treasury Bond Index Fund (c)	25,189,918	147,612,918
Fidelity Series Real Estate Income Fund (c)	262,825	2,494,205
TOTAL BOND FUNDS (Cost $355,610,136)		307,027,880

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	6,280,061	6,281,317
Fidelity Series Government Money Market Fund 5.43% (c)(e)	32,467,137	32,467,137
Fidelity Series Short-Term Credit Fund (c)	9,351	92,110
TOTAL SHORT-TERM FUNDS (Cost $38,838,144)		38,840,564

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,133,288,531)	2,591,016,319
NET OTHER ASSETS (LIABILITIES) - 0.0%	(348,496)
NET ASSETS - 100.0%	2,590,667,823

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	520	Mar 2024	58,703,125	1,854,702	1,854,702
CBOT 5-Year U.S. Treasury Note Contracts (United States)	828	Mar 2024	90,064,406	1,943,504	1,943,504
CBOT Long Term U.S. Treasury Bond Contracts (United States)	104	Mar 2024	12,993,500	945,003	945,003

TOTAL PURCHASED					4,743,209

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	87	Mar 2024	20,967,000	(696,114)	(696,114)
ICE MSCI EAFE Index Contracts (United States)	22	Mar 2024	2,477,640	(512)	(512)
ICE MSCI Emerging Markets Index Contracts (United States)	374	Mar 2024	19,330,190	(853,531)	(853,531)

TOTAL SOLD					(1,550,157)

TOTAL FUTURES CONTRACTS					3,193,052
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,501,906.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	4,643,694	44,572,234	42,934,611	163,756	-	-	6,281,317	0.0%
Total	4,643,694	44,572,234	42,934,611	163,756	-	-	6,281,317

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	154,082,070	29,930,895	32,987,790	9,412,787	(1,958,692)	28,634,565	177,701,048
Fidelity Advisor Series Growth Opportunities Fund	108,961,000	16,181,251	28,752,270	415,131	(3,376,373)	32,538,573	125,552,181
Fidelity Advisor Series Small Cap Fund	61,904,865	8,902,212	11,968,328	2,536,164	320,736	5,784,764	64,944,249
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,135,528	141,654	140,524	65,408	(16,188)	(92,096)	2,028,374
Fidelity Series All-Sector Equity Fund	55,701,871	4,467,228	8,825,562	2,736,400	53,647	7,524,916	58,922,100
Fidelity Series Canada Fund	66,506,980	6,983,714	9,850,802	2,261,755	1,321,179	3,526,410	68,487,481
Fidelity Series Commodity Strategy Fund	16,606,223	3,834,306	2,342,966	743,901	(1,481,339)	396,483	17,012,707
Fidelity Series Emerging Markets Debt Fund	11,719,965	1,238,024	715,883	588,995	3,817	663,062	12,908,985
Fidelity Series Emerging Markets Debt Local Currency Fund	4,001,355	337,400	239,164	207,508	(11,173)	121,322	4,209,740
Fidelity Series Emerging Markets Fund	39,623,726	25,993,936	667,861	1,601,353	22,430	2,551,447	67,523,678
Fidelity Series Emerging Markets Opportunities Fund	276,105,709	9,348,906	28,742,914	7,456,235	(5,530,857)	19,827,792	271,008,636
Fidelity Series Floating Rate High Income Fund	2,134,765	241,359	140,526	165,106	441	39,133	2,275,172
Fidelity Series Government Money Market Fund 5.43%	24,389,496	14,443,415	6,365,774	1,074,213	-	-	32,467,137
Fidelity Series High Income Fund	11,843,238	1,680,301	743,418	614,630	1,891	362,161	13,144,173
Fidelity Series International Credit Fund	1,090,491	41,660	-	41,659	-	29,521	1,161,672
Fidelity Series International Developed Markets Bond Index Fund	10,181,417	9,177,029	819,916	570,806	1,173	214,038	18,753,741
Fidelity Series International Growth Fund	175,734,942	16,640,619	13,575,290	2,457,930	(234,912)	15,598,389	194,163,748
Fidelity Series International Small Cap Fund	48,163,483	2,785,173	11,681,753	1,342,749	(749,256)	2,216,235	40,733,882
Fidelity Series International Value Fund	175,082,386	19,976,484	19,235,891	6,122,376	1,095,070	16,403,871	193,321,920
Fidelity Series Investment Grade Bond Fund	57,106,029	47,905,696	3,646,153	2,360,093	(17,354)	1,090,682	102,438,900
Fidelity Series Large Cap Stock Fund	224,057,790	19,389,773	28,019,774	12,407,335	3,032,176	20,635,033	239,094,998
Fidelity Series Large Cap Value Index Fund	23,801,739	2,331,832	3,951,101	936,655	289,053	1,066,921	23,538,444
Fidelity Series Long-Term Treasury Bond Index Fund	136,442,796	28,186,590	9,642,203	3,369,331	(678,718)	(6,695,547)	147,612,918
Fidelity Series Opportunistic Insights Fund	132,870,816	5,570,546	23,913,721	1,428,042	(2,563,312)	28,428,677	140,393,006
Fidelity Series Overseas Fund	175,562,082	16,981,793	13,466,254	3,126,831	(23,728)	14,650,094	193,703,987
Fidelity Series Real Estate Income Fund	3,975,769	325,857	1,797,884	186,689	(144,451)	134,914	2,494,205
Fidelity Series Short-Term Credit Fund	76,752	13,519	-	1,960	-	1,839	92,110
Fidelity Series Small Cap Core Fund	-	465,587	59,728	7,956	6,925	61,075	473,859
Fidelity Series Small Cap Opportunities Fund	75,669,093	7,545,733	10,046,462	822,328	92,562	10,580,892	83,841,818
Fidelity Series Stock Selector Large Cap Value Fund	141,022,204	13,354,447	26,989,512	6,286,493	1,212,246	10,247,870	138,847,255
Fidelity Series Value Discovery Fund	144,068,648	18,094,489	25,663,417	6,500,657	335,649	4,545,603	141,380,972
	2,360,623,228	332,511,428	324,992,841	77,849,476	(8,997,358)	221,088,639	2,580,233,096

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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